Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher Zimmerman, Esquire
202.419.8402
czimmerman@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

April 30, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:          Nationwide Variable Insurance Trust (the “Registrant”)
File Nos. 002-73024 and 811-03213
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 186/187 to the Registration Statement of the Registrant, which was filed with the Securities and Exchange Commission electronically on April 29, 2015.

Please direct any questions or comments relating to this certification to me at the above referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esquire

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